Segment reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment reporting
20.	Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a relatively smaller portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Beijing, Hainan Province, Hunan Province, Shaanxi Province, Shanghai, Tianjin, Guangdong Province, Hubei Province, and Liaoning Province in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Capital expenditures for each segment includes cost for acquisition of subsidiaries, vehicles, fixtures and furniture and accumulation of properties held for lease related to newly completed projects.

No single customer accounted for more than 10% of net sales for the years ended December 31, 2016, 2017 and 2018.

Summary information by operating segment is as follows:

December 31, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	368,866,778	169,605,220	349,616,790	76,489,749	23,722,289	12,699,957	105,494,573	100,003,503	39,912,406	126,550,015	152,007,123	-	1,524,968,403
Real estate lease income	3,588,434	172,198	-	-	-	-	-	-	-	284,294	-	1,901,125	5,946,051
Real estate management services income	1,161,150	-	-	-	-	-	-	-	-	-	-	28,861,597	30,022,747
Other revenue	303,521	102,415	471	-	280,007	-	-	-	1,078	-	-	-	687,492

Total revenue	373,919,883	169,879,833	349,617,261	76,489,749	24,002,296	12,699,957	105,494,573	100,003,503	39,913,484	126,834,309	152,007,123	30,762,722	1,561,624,693
Cost of real estate sales	(252,522,117)	(142,763,272)	(273,738,274)	(58,762,806)	(30,743,520)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,274,052)	(128,803,285)	-	(1,174,571,926)
Cost of real estate lease income	(1,792,349)	(287,832)	(1,328,100)	-	-	-	-	-	-	(225,776)	-	(48,588)	(3,682,645)
Cost of real estate management services	(979,218)	-	-	-	-	-	-	-	-	-	-	(23,302,224)	(24,281,442)
Other costs	(525,052)	(100,695)	(69,971)	-	(404,649)	-	-	-	-	-	-	-	(1,100,367)

Total cost of revenue	(255,818,736)	(143,151,799)	(275,136,345)	(58,762,806)	(31,148,169)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,499,828)	(128,803,285)	(23,350,812)	(1,203,636,380)
Gross profit	118,101,147	26,728,034	74,480,916	17,726,943	(7,145,873)	4,155,333	29,979,879	10,935,738	17,075,967	35,334,481	23,203,838	7,411,910	357,988,313
Operating expenses	(41,459,159)	(8,682,365)	(12,234,106)	(3,329,524)	(38,841,455)	(4,028,044)	(6,372,468)	(3,120,707)	(16,533,371)	(10,239,653)	(11,002,123)	(22,786,372)	(178,629,347)

Operating income/(loss)	76,641,988	18,045,669	62,246,810	14,397,419	(45,987,328)	127,289	23,607,411	7,815,031	542,596	25,094,828	12,201,715	(15,374,462)	179,358,966
Interest income	18,611,346	974,322	262,675	71,673	246,892	18,809	91,757	83,756	123,642	92,040	-	339,655	20,916,567
Interest expense	(6,312,134)	-	-	-	-	-	-	-	-	-	(3,444,399)	(20,100,299)	(29,856,832)
Net realized gain on short-term investments	1,316,577	-	-	-	(1,742)	-	-	-	-	-	-	1,190,861	2,505,696
Share of (loss)/gain in an equity investee	(688,363)	-	-	-	-	-	-	-	-	-	-	363,751	(324,612)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	(12,123,750)	(12,123,750)
Exchange gains	461,627	-	-	-	(130,591)	-	-	-	-	-	-	127,923	458,959
Unrealized income on short-term investments	7,862	-	-	-		-	-	-	-	-	-	227,472	235,334
Other income	4,534,357	-	-	-		-	-	-	-	-	2,487	3,383	4,540,227

Income/(loss) before income taxes	94,573,260	19,019,991	62,509,485	14,469,092	(45,872,769)	146,098	23,699,168	7,898,787	666,238	25,186,868	8,759,803	(45,345,466)	165,710,555
Income tax expense	(13,089,933)	(11,666,859)	(28,647,951)	(5,223,645)	15,322,784	(556,388)	(13,925,672)	(3,089,750)	(3,217,994)	(12,955,165)	(8,388,686)	(808,616)	(86,247,875)

Net income/(loss)	81,483,327	7,353,132	33,861,534	9,245,447	(30,549,985)	(410,290)	9,773,496	4,809,037	(2,551,756)	12,231,703	371,117	(46,154,082)	79,462,680

Depreciation and amortization	5,477,178	411,694	1,442,768	61,572	454,728	208,161	82,330	77,851	8,278	106,653	106,407	250,764	8,688,384
Capital expenditure	5,257,710	57,511	19,302	11,035	744,844	28,005	13,599		1,029	8,593	25,770	294,134	6,461,532
Real estate properties development completed	39,369,770	2,309,387	94,008,195	-	52,671,437	-	-	91,307,299	-	-	197,513,164	-	477,179,252
Real estate properties under development	376,001,881	236,984,737	104,989,367	202,565,917	149,726,569	137,338,481	188,578,773	-	13,222,946	166,266,501	133,498,536	9,961,456	1,719,135,164
Real estate properties held for lease	38,584,030	5,604,196	20,648,238	-	-	-	-	-	-	94,413,043	-	624,427	159,873,934

Total long-lived assets	98,501,017	9,339,448	22,056,718	354,311	2,037,512	408,197	241,841	127,856	2,189,185	125,018,000	6,004,446	21,835,309	288,113,840
Total assets	1,371,127,748	370,315,900	354,089,481	222,100,489	283,695,245	207,361,083	276,147,610	109,047,209	97,995,395	356,256,758	409,269,847	162,152,194	4,219,558,959

December 31, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Guangdong	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	886,207,602	252,186,589	284,388,321	79,054,170	540,766	87,304,257	133,499,073	973,450	38,646,991	63,283,292	98,476,295	-	-	1,924,560,806
Real estate lease income	3,567,372	183,530	-	-	-	-	6,071	209,186	-	3,832,764	-	19,659	914,217	8,732,799
Real estate management services income	1,505,932	-	-	-	-	-	-	-	-	356,429	-	-	39,875,958	41,738,319
Other revenue	508,891	52,893	21,184	87,307	-	11,396	118,391	5,046	74	-	307,793	-	762,332	1,875,307

Total revenue	891,789,797	252,423,012	284,409,505	79,141,477	540,766	87,315,653	133,623,535	1,187,682	38,647,065	67,472,485	98,784,088	19,659	41,552,507	1,976,907,231
Cost of real estate sales	(607,656,121)	(204,691,234)	(247,765,242)	(71,332,282)	(363,305)	(55,291,475)	(107,834,718)	(664,093)	(23,602,129)	(46,516,108)	(108,350,506)	-	-	(1,474,067,213)
Cost of real estate lease income	(2,170,672)	(348,420)	(3,353,579)	(158,879)	-	-	(174,601)	(332,094)	-	(4,420,100)	-	-	(47,777)	(11,006,122)
Cost of real estate management services	(935,942)	-	-	-	-	-	-	-	-	-	-	-	(30,710,506)	(31,646,448)
Other costs	(227,081)	(10,706)	(127,375)	-	(51,424)	(3,846)	(95,235)	-	-	-	-	(10,342)	(33,226)	(559,235)

Total cost of revenue	(610,989,816)	(205,050,360)	(251,246,196)	(71,491,161)	(414,729)	(55,295,321)	(108,104,554)	(996,187)	(23,602,129)	(50,936,208)	(108,350,506)	(10,342)	(30,791,509)	(1,517,279,018)
Gross profit	280,799,981	47,372,652	33,163,309	7,650,316	126,037	32,020,332	25,518,981	191,495	15,044,936	16,536,277	(9,566,418)	9,317	10,760,998	459,628,213
Operating expenses	(64,061,347)	(10,497,498)	(16,659,076)	(3,772,416)	(44,507,378)	(7,726,269)	(10,099,854)	(747,409)	(6,001,987)	(9,123,653)	(10,597,926)	(680,754)	(28,092,891)	(212,568,458)

Operating income/(loss)	216,738,634	36,875,154	16,504,233	3,877,900	(44,381,341)	24,294,063	15,419,127	(555,914)	9,042,949	7,412,624	(20,164,344)	(671,437)	(17,331,893)	247,059,755
Interest income	11,355,876	338,069	218,937	100,988	516,950	26,443	320,666	268,325	271,527	69,336	-	264	3,371,705	16,859,086
Interest expense	(18,393,523)	(362,759)	(1,829,665)	-	(5,056,962)	-	-	(2,100,301)	(1,214,368)	-	(3,570,310)	-	(33,625,552)	(66,153,440)
Net realized gain on short-term investments	3,110,564	-	7,395	-	9,077	-	-	-	-	-	-	-	4,746,951	7,873,987
Share of (loss)/gain in an equity investee	(1,062,499)	(974,405)	(2,818)	-	-	-	-	-	-	-	-	-	329,652	(1,710,070)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	-	(15,879,702)	(15,879,702)
Exchange gains	(362,736)	-	-	-	-	-	-	-	-	-	-	-	1,119,662	756,926
Unrealized income on short-term investments	151,003	-	-	-	-	-	-	-	-	-	-	-	1,944,976	2,095,979
Other income	2,326,004	-	-	-		-	-	-	-	-	6	-	-	2,326,010
					-
Income/(loss) before income taxes	213,863,323	35,876,059	14,898,082	3,978,888	(48,912,276)	24,320,506	15,739,793	(2,387,890)	8,100,108	7,481,960	(23,734,648)	(671,173)	(55,324,201)	193,228,531
Income tax benefit/(expense)	(77,985,230)	(11,359,619)	(6,913,466)	(812,628)	4,065,308	(10,189,683)	(2,560,610)	686,619	(1,713,343)	(840,827)	8,694,642	145,513	(14,333,802)	(113,117,126)

Net income/(loss)	135,878,093	24,516,440	7,984,616	3,166,260	(44,846,968)	14,130,823	13,179,183	(1,701,271)	6,386,765	6,641,133	(15,040,006)	(525,660)	(69,658,003)	80,111,405

Depreciation and amortization	5,597,930	416,607	3,445,463	218,043	767,841	148,453	185,123	68,648	9,836	1,766,074	232,618	38	870,852	13,727,526
Capital expenditure	5,756,237	11,636	13,725	22,550	2,960,195	1,361	21,262	-	20,322	9,571	257,643	392,779	294,575	9,761,856
Real estate properties development completed	49,708,034	82,128,992	13,625,012	146,791,480	52,675,024	97,350,745	49,346,740	90,003,702	-	127,107,105	131,656,359	-	-	840,393,193
Real estate properties under development	937,340,899	78,988,478	217,051,399	-	200,296,958	-	109,107,637	-	40,379,791	140,257,927	168,236,598	93,205,573	11,135,393	1,996,000,653
Real estate properties held for lease	53,783,548	5,633,936	38,824,172	23,503,438	-	-	50,422,065	4,578,302	-	100,574,370	-	-	613,482	277,933,313

Total long-lived assets	207,599,517	420,656,893	50,598,511	391,437,638	16,714,738	609,466	51,791,292	4,639,263	1,706,170	125,298,084	19,666,135	125,896	23,378,186	1,314,221,789
Total assets	2,715,305,431	693,368,606	459,080,321	584,350,518	296,118,475	108,984,575	266,196,168	103,055,884	98,249,020	440,219,180	354,473,170	93,723,704	171,309,218	6,384,434,270

December 31, 2018	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Guangdong	Hubei	Liaoning	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	1,002,960,937	291,763,807	330,352,688	80,701,160	12,314,328	169,606,837	97,162,300	-	86,165,279	58,795,214	8,815,926	-	-	427,072	305,244	2,139,370,792
Real estate lease income	4,463,583	497,354	917,227	86,593	-	-	111,408	641,119	-	2,064,129	-	-	-	-	803,559	9,584,972
Real estate management services income	3,061,093	-	-	-	-	-	-	-	-	2,464,039	-	-	-	-	57,922,288	63,447,420
Other revenue	297,202	4,506	473,667	318,863	2,176,071	476,184	482,597	-	30	-	570,646	-	-	-	348,335	5,148,101

Total revenue	1,010,782,815	292,265,667	331,743,582	81,106,616	14,490,399	170,083,021	97,756,305	641,119	86,165,309	63,323,382	9,386,572	-	-	427,072	59,379,426	2,217,551,285
Cost of real estate sales	(701,238,639)	(228,347,098)	(214,621,791)	(75,842,475)	(9,355,460)	(87,710,266)	(100,986,641)	(57,369)	(56,487,052)	(59,670,857)	(9,357,970)	-	-	(298,443)	-	(1,543,974,061)
Cost of real estate lease income	(2,245,710)	(470,614)	(2,336,287)	(554,861)	-	-	(1,475,782)	(238,406)	-	(1,978,147)	-	-	-	-	(48,809)	(9,348,616)
Real estate management services cost	(2,733,062)	-	-	-	-	-	-	-	-	(2,870,604)	-	-	-	-	(39,016,117)	(44,619,783)
Other costs	(388,790)	(1,224,399)	(94,807)	(435,324)	-	(4,551)	(517,028)	-	-	-	-	-	-	-	(1,465,624)	(4,130,523)

Total cost of revenue	(706,606,201)	(230,042,111)	(217,052,885)	(76,832,660)	(9,355,460)	(87,714,817)	(102,979,451)	(295,775)	(56,487,052)	(64,519,608)	(9,357,970)	-	-	(298,443)	(40,530,550)	(1,602,072,983)
Gross profit	304,176,614	62,223,556	114,690,697	4,273,956	5,134,939	82,368,204	(5,223,146)	345,344	29,678,257	(1,196,226)	28,602	-	-	128,629	18,848,876	615,478,302
Operating expenses	(62,812,091)	(12,610,671)	(15,284,915)	(4,275,577)	(64,432,460)	(12,088,762)	(11,008,482)	(163,680)	(5,904,656)	(5,834,584)	(4,654,552)	(1,185,184)	(1,949,565)	(1,485,827)	(36,356,815)	(240,047,821)

Operating income/(loss)	241,364,523	49,612,885	99,405,782	(1,621)	(59,297,521)	70,279,442	(16,231,628)	181,664	23,773,601	(7,030,810)	(4,625,950)	(1,185,184)	(1,949,565)	(1,357,198)	(17,507,939)	375,430,481
Interest income	23,934,452	478,524	568,283	104,895	1,388,846	22,667	194,297	62,536	230,432	78,014	3,311	5,506	-	5,966	4,147,965	31,225,694
Interest expense	(15,091,954)	-	(1,009,438)	(2,259,789)	(2,137,378)	-	-	(1,689,514)	-	(915,585)	(3,501,863)	-	-	-	(72,640,175)	(99,245,696)
Net realized loss on short-term investments	183,450	-	-	-	-	-	-	-	-	-	-	-	-	-	(3,590,540)	(3,407,090)
Share of loss in an equity investee	(1,342,875)	(1,067,320)	(949,748)	(3,719,920)	-	-	-	-	-	-	-	(1,295,899)	-	-	(998,689)	(9,374,451)
(Loss)/gain on extinguishment of debt	(24,665,987)	-	-	-	-	-	-	-	-	-	-	-	-	-	3,222,038	(21,443,949)
Exchange (loss)/gain	(13,029,174)	-	-	-	(1,544)	-	-	-	-	-	-	-	-	335,310	(12,982,246)	(25,677,654)
Unrealized income on short-term investments	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,150,200	1,150,200
Other income	(3,773,556)	(162,149)	391,338	4,585,338	(521,424)	32,867	27,078	(1,822)	(948,161)	(120,442)	2,093,750	-	1,180	-	137,735	1,741,732

Income/(loss) before income taxes	207,578,879	48,861,940	98,406,217	(1,291,097)	(60,569,021)	70,334,976	(16,010,253)	(1,447,136)	23,055,872	(7,988,823)	(6,030,752)	(2,475,577)	(1,948,385)	(1,015,922)	(99,061,651)	250,399,267
Income tax benefit/(expense)	(66,585,136)	(24,338,485)	(33,672,476)	(1,312,549)	5,810,925	(33,888,754)	14,764,618	1,503,472	(8,088,479)	1,735,041	3,037,875	(392,906)	(152,722)	689,435	(3,557,106)	(144,447,247)
	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net income/(loss)	140,993,743	24,523,455	64,733,741	(2,603,646)	(54,758,096)	36,446,222	(1,245,635)	56,336	14,967,393	(6,253,782)	(2,992,877)	(2,868,483)	(2,101,107)	(326,487)	(102,618,757)	105,952,020
																-
Depreciation and amortization	5,881,359	664,325	2,398,697	553,823	1,506,886	44,773	1,395,291	277,113	150,980	1,888,104	(95,404)	137,262	15,028	8,235	306,403	15,132,875
Capital expenditure	8,700,583	4,689,576	6,226	10,229	2,279,441	-	278	-	290,791	13,183	89,510	-	197,756	58,259	318,555	16,654,387
Real estate property development completed	119,978,648	46,110,853	38,293,044	88,492,260	42,003,855	31,716,745	7,340,408	82,320,988	-	48,352,943	127,749,947	-	-	-	-	632,359,691
Real estate property under development	1,630,532,021	520,017,386	240,985,540	620,344,540	214,011,166	-	113,205,249	-	106,218,839	150,381,455	199,665,838	102,997,747	124,701,587	30,590,778	15,064,162	4,068,716,308
Real estate properties held for lease, net	72,389,385	7,929,336	39,824,983	36,086,237	-	-	47,347,197	4,037,272	-	94,612,752	-	-	-	-	537,055	302,764,217

Total long-lived assets	370,303,455	500,658,792	95,890,366	37,986,138	42,680,909	5,953,273	48,805,523	4,056,266	6,535,427	125,890,353	25,781,516	23,600,985	176,034	337,113	53,834,857	1,342,491,007
Total assets	3,326,001,406	902,384,756	740,208,056	839,829,759	340,188,589	39,269,241	274,708,013	95,034,595	185,400,019	330,029,859	384,883,423	134,196,645	127,532,829	34,993,328	279,052,154	8,033,712,672